Prepaid Expenses and Other Assets - Components of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid royalties	$ 530		$ 987
Prepaid expenses	50,051		38,688
Vendor deposits	1,397		1,297
Receivable from insurance	23,067		0
Other current assets	4,533		2,973
Total current portion of prepaid expenses and other assets	79,578		43,945	[1]
Prepaid royalties	15,989		15,963
Vendor deposits	720		758
Long term investments (note 13)	9,651		6,773
Investment tax credits receivable	1,835		2,483
Deferred financing costs (note 17)	5,287		6,783
Total non-current portion of prepaid expenses and other assets	$ 33,482	$ 31,984	$ 32,760	[1]

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.